UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-2010 Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch
Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person
signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  02-09-2011
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form
13F Information Table Entry Total: _________19____________ Form 13F Information Table Value Total: _____ 219,553 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



FORM 13F INFORMATION TABLE
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7 COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMENT OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL DISCRETION MANAGER SOLE SHARED NONE
AGNICO EAGLE MINES LTD COM 008474 10 8 19,005 247,778 SH SOLE 247,778
BRISTOL MYERS SQUIBB CO COM 110122 10 8 14,557 549,735 SH SOLE 549,735 CF INDS HLDGS INC COM 125269 10 0 23,757 175,780 SH SOLE 175,780
CHECKPOINT SYS INC COM 162825 10 3 13,783 297,944 SH SOLE 297,944
CHUNGHWA TELECOM CO LTD SPON ADR NEW10 17133Q 10 6 367 14,500 SH
SOLE 14,500
COTT CORP QUE COM 22163N 10 6 10,650 1,182,072 SH SOLE 1,182,072
GOLDCORP INC NEW COM 380956 40 9 9,334 202,996 SH SOLE 202,996
KANSAS CITY SOUTHERN COM NEW 485170 30 2 14,126 295,162 SH SOLE
295,162
KIMBERLY CLARK CORP COM 494368 10 3 266 4,214 SH SOLE 4,214
MOBILE TELESYSTEMS OJSC SPONSORED ADR 607409 10 9 10,735 514,371
SH SOLE 514,371
MONSANTO CO NEW COM 61166W 10 1 12,175 174,822 SH SOLE 174,822
NEWMONT MINING CORP COM 651639 10 6 8,783 142,971 SH SOLE 142,971
PFIZER INC COM 717081 10 3 507 28,980 SH SOLE 28,980
SARA LEE CORP COM 803111 10 3 24,463 1,397,060 SH SOLE 1,397,060
SHAW GROUP INC COM 820280 10 5 17,154 501,137 SH SOLE 501,137
SK TELECOM LTD SPONSORED ADR 78440P 10 8 7,983 428,500 SH SOLE
428,500
VARIAN MED SYS INC COM 92220P 10 5 15,375 221,929 SH SOLE 221,929
WD-40 CO COM 929236 10 7 153 3,800 SH SOLE 3,800
YAMANA GOLD INC COM 98462Y 10 0 16,382 1,279,809 SH SOLE 1,279,809